Document and Entity Information	12 Months Ended
May 20, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 19, 2013
Registrant Name	PROSHARES TRUST
Central Index Key	0001174610
Amendment Flag	false
Document Creation Date	Mar. 19, 2013
Document Effective Date	May 20, 2013
Prospectus Date	May 20, 2013